Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2020
Shares				Value
	COMMON STOCKS - 43.8%
	ASSET MANAGEMENT - 0.7%
82,547	Standard Life Aberdeen PLC			$ 239,616

	AUTOMOTIVE - 0.8%
76,307	Tofas Turk Otomobil Fabrikasi AS			243,221

	BANKING - 2.1%
44,616	Absa Group Ltd.			238,693
153,093	Bankia SA			187,604
40,517	Nedbank Group Ltd.			239,331
				665,628
	CHEMICALS - 0.6%
63,446	Chemtrade Logistics Income Fund			197,473

	ELECTRIC UTILITIES - 0.6%
85,264,327	Federal Grid Co Unified Energy System PJSC			203,701

	ENGINEERING & CONSTRUCTION - 0.7%
546,690	Sinopec Engineering Group Co. Ltd.			212,195

	INSTITUTIONAL FINANCIAL SERVICES - 0.7%
94,559	Coronation Fund Managers Ltd.			218,404

	INSURANCE - 0.7%
73,255	Liberty Holdings Ltd.			241,197

	MACHINERY - 0.7%
842,702	Lonking Holdings Ltd.			223,856

	METALS & MINING - 4.1%
234,165	Alrosa PJSC			210,399
1,779,705	Bukit Asam Tbk PT			238,511
125,914	China Shenhua Energy Co. Ltd.			217,573
32,501	Exxaro Resources Ltd.			218,083
995	MMC Norilsk Nickel PJSC			236,109
297,852	Yanzhou Coal Mining Co. Ltd.			216,240
				1,336,915
	OIL & GAS PRODUCERS - 4.1%
44,310	Antero Midstream Corp.			253,896
308	Bashneft PJSC			4,433
546,690	China Petroleum & Chemical Corp.			212,195
99,155	EnLink Midstream LLC			268,710
1	Equitrans Midstream Corp.			7
34,905	Kimbell Royalty Partners LP			207,685
3,926	LUKOIL PJSC			199,788
37,939	Tatneft PJSC			195,930
				1,342,644
	REAL ESTATE INVESTMENT TRUSTS (REITS) - 19.1%
91,189	Ascendas Real Estate Investment Trust			192,328
22,943	Brandywine Realty Trust			200,981
87,702	Charter Hall Retail REIT			211,865
39,111	Cominar Real Estate Investment Trust			208,263
3,323	Covivio			197,798
1,040	Diversified Healthcare Trust			3,011
Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2020
Shares				Value
	REAL ESTATE INVESTMENT TRUSTS (REITS) (continued) - 19.1%
762,243	ESR-REIT			$ 195,375
20,309	Eurocommercial Properties NV			221,429
296,719	Fibra Uno Administracion SA de CV			224,936
63,148	Franklin Street Properties Corp.			265,222
24,758	Front Yard Residential Corp.			331,510
14,845	Global Net Lease, Inc.			211,244
330,780	Growthpoint Properties Ltd.			215,991
29,847	H&R Real Estate Investment Trust			229,222
1,071,581	Hammerson PLC			225,915
19,499	Independence Realty Trust Inc			236,913
20,198	Kite Realty Group Trust			209,251
17,725	Klepierre SA			224,536
324,890	Mapletree North Asia Commercial Trust			206,997
3,760	National Health Investors, Inc.			210,748
10,980	Office Properties Income Trust			202,142
7,444	Omega Healthcare Investors, Inc.			214,462
20,635	RioCan Real Estate Investment Trust			222,546
3,577	Simon Property Group, Inc.			224,671
5,167	SL Green Realty Corp.			221,199
14,435	SmartCentres Real Estate Investment Trust			227,998
6,218	Unibail-Rodamco-Westfield			252,782
5,558	Ventas, Inc.			219,374
220,363	Vicinity Centres			187,247
				6,195,956
	REAL ESTATE OWNERS & DEVELOPERS - 2.0%
159,662	Agile Group Holdings Ltd.			218,240
177,002	Guangzhou R&F Properties Co. Ltd.			224,138
60,093	NEPI Rockcastle PLC			212,912
				655,290
	STEEL - 2.9%
53,534	Evraz PLC			248,844
443,981	Magnitogorsk Iron & Steel Works PJSC			210,352
10,894	Novolipetsk Steel PJSC			253,177
17,591	Severstal PAO			240,426
				952,799
	TELECOMMUNICATIONS - 2.6%
22,656	CenturyLink, Inc.			195,295
25,469	Mobile TeleSystems PJSC			199,167
65,161	MTN Group Ltd.			231,750
170,997	VEON Ltd.			213,746
				839,958
	TRANSPORTATION & LOGISTICS - 1.4%
60,687	GasLog Partners LP			194,805
21,722	Hoegh LNG Partners LP			252,627
				447,432

	TOTAL COMMON STOCKS (Cost $18,527,347)			14,216,285

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS - 19.7%
	AEROSPACE & DEFENSE - 0.7%
225,000	Embraer Netherlands Finance BV	5.400	2/1/2027	214,317

	AUTOMOTIVE - 0.7%
220,000	Goodyear Tire & Rubber Co.	5.000	5/31/2026	217,184
Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2020
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CHEMICALS - 0.7%
217,000	Olin Corp.	5.625	8/1/2029	$ 224,594

	ENGINEERING & CONSTRUCTION - 0.7%
255,000	Fluor Corp.	4.250	9/15/2028	228,492

	FORESTRY, PAPER & WOOD PRODUCTS - 0.7%
210,000	Mercer International, Inc.	7.375	1/15/2025	213,939

	OIL & GAS PRODUCERS - 9.1%
220,000	Cenovus Energy, Inc.	5.375	7/15/2025	232,190
225,000	Continental Resources, Inc.	4.500	4/15/2023	214,317
220,000	Crestwood Midstream Partners LP	6.250	4/1/2023	213,660
250,000	EnLink Midstream Partners LP	4.150	6/1/2025	215,678
248,000	Genesis Energy LP	6.500	10/1/2025	206,305
210,000	Jagged Peak Energy LLC	5.875	5/1/2026	216,923
245,000	Murphy Oil Corp.	5.875	12/1/2027	193,555
215,000	Newfield Exploration Co.	5.625	7/1/2024	208,181
210,000	NuStar Logistics LP	6.000	6/1/2026	207,735
280,000	Occidental Petroleum Corp.	3.500	8/15/2029	202,457
235,000	PBF Logistics LP	6.875	5/15/2023	185,062
242,000	PDC Energy, Inc.	5.750	5/15/2026	228,539
220,000	Southwestern Energy Co.	6.200	1/23/2025	220,825
215,000	WPX Energy, Inc.	4.500	1/15/2030	206,722
				2,952,149
	OIL & GAS SERVICES & EQUIPMENT - 1.4%
287,000	Oceaneering International, Inc.	4.650	11/15/2024	233,188
215,000	USA Compression Partners LP	6.875	9/1/2027	216,483
				449,671
	REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.9%
225,000	iStar, Inc.	4.250	8/1/2025	207,000
235,000	RHP Hotel Properties LP	4.750	10/15/2027	217,565
200,000	Service Properties Trust	7.500	9/15/2025	209,830
				634,395
	REAL ESTATE OWNERS & DEVELOPERS - 0.6%
220,000	Kennedy-Wilson, Inc.	5.875	4/1/2024	212,575

	RETAIL - DISCRETIONARY - 1.3%
265,000	Macy's Retail Holdings LLC	2.875	2/15/2023	219,950
264,000	Nordstrom, Inc.	4.375	4/1/2030	204,137
				424,087
	SPECIALTY FINANCE - 1.3%
205,000	Navient Corp.	6.500	6/15/2022	209,612
225,000	Starwood Property Trust, Inc.	4.750	3/15/2025	218,953
				428,565
	TRANSPORTATION & LOGISTICS - 0.6%
200,000	Delta Air Lines, Inc.	7.375	1/15/2026	207,219

	TOTAL CORPORATE BONDS (Cost $6,556,744)			6,407,187

Shares				Value
	MASTER LIMITED PARTNERSHIPS - 15.9%
	GAS & WATER UTILITIES - 0.8%
16,247	Suburban Propane Partners LP			267,101

Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2020
Shares				Value
	METALS & MINING - 0.0%
1	Natural Resource Partners LP			$ 12

	OIL & GAS PRODUCERS - 13.7%
23,025	BP Midstream Partners LP			223,343
19,591	Crestwood Equity Partners LP			293,473
14,219	CrossAmerica Partners LP			206,744
23,593	DCP Midstream LP			301,283
8,546	Delek Logistics Partners LP			226,640
22,787	Dorchester Minerals, L.P.			229,237
57,517	Enable Midstream Partners LP			255,951
44,752	Energy Transfer LP			230,473
48,913	Genesis Energy LP			205,435
17,707	Global Partners LP			256,751
14,157	MPLX LP			243,642
80,354	NGL Energy Partners LP			192,850
21,661	NuStar Energy LP			214,227
27,047	PBF Logistics LP			198,525
37,527	Rattler Midstream LP			220,283
24,513	Shell Midstream Partners LP			214,489
14,594	Sprague Resources LP			234,963
9,359	Sunoco LP			235,566
31,500	Western Midstream Partners LP			256,725
				4,440,600
	OIL & GAS SERVICES & EQUIPMENT - 0.7%
22,520	USA Compression Partners LP			225,425

	TRANSPORTATION & LOGISTICS - 0.7%
17,922	KNOT Offshore Partners LP			232,627

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $7,544,341)			5,165,765

Principal Amount ($)
	NON U.S. GOVERNMENT & AGENCIES - 20.3%	Coupon Rate (%)	Maturity
	SOVEREIGN - 20.3%
125,000	Brazilian Government International Bond	4.250	1/7/2025	136,133
230,000	Brazilian Government International Bond	6.000	4/7/2026	268,381
145,000	Brazilian Government International Bond	10.125	5/15/2027	202,639
215,000	Brazilian Government International Bond	5.625	1/7/2041	235,694
171,000	Chile Government International Bond	3.860	6/21/2047	199,530
170,000	Colombia Government International Bond	8.125	5/21/2024	205,470
184,000	Colombia Government International Bond	6.125	1/18/2041	238,372
128,000	Hungary Government International Bond	7.625	3/29/2041	228,963
100,000	Indonesia Government International Bond	3.500	1/11/2028	109,469
200,000	Indonesia Government International Bond	4.350	1/11/2048	232,368
250,000	Indonesia Government International Bond	4.200	10/15/2050	289,131
215,000	Israel Government International Bond	4.500	1/30/2043	279,240
190,000	Mexico Government International Bond	4.125	1/21/2026	211,911
350,000	Mexico Government International Bond	4.150	3/28/2027	390,472
67,000	Mexico Government International Bond	4.750	3/8/2044	74,323
175,000	Mexico Government International Bond	4.600	2/10/2048	190,277
100,000	Panama Government International Bond	7.125	1/29/2026	126,732
230,000	Panama Government International Bond	8.875	9/30/2027	330,584
205,000	Peruvian Government International Bond	2.844	6/20/2030	224,487
145,000	Peruvian Government International Bond	5.625	11/18/2050	232,260
Arrow Dow Jones Global Yield ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2020
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	SOVEREIGN (continued) - 20.3%
239,000	Republic of South Africa Government International Bond	4.665	1/17/2024	$ 249,489
140,000	Republic of South Africa Government International Bond	4.875	4/14/2026	145,495
240,000	Republic of South Africa Government International Bond	4.850	9/30/2029	238,686
287,000	Republic of South Africa Government International Bond	6.250	3/8/2041	284,072
230,000	Republic of South Africa Government International Bond	5.000	10/12/2046	194,976
137,000	Turkey Government International Bond	5.625	3/30/2021	137,655
239,000	Turkey Government International Bond	3.250	3/23/2023	226,091
200,000	Turkey Government International Bond	6.125	10/24/2028	187,250
385,000	Turkey Government International Bond	6.000	1/14/2041	313,967
240,000	Turkey Government International Bond	5.750	5/11/2047	186,806
	NON U.S. GOVERNMENT & AGENCIES (Cost $6,031,282)			6,570,923

	TOTAL INVESTMENTS - 99.7% (Cost - $38,659,714)			$ 32,360,160
	OTHER ASSETS LESS LIABILITIES - 0.3%			104,501
	NET ASSETS - 100.0%			$ 32,464,661

* Non Income Producing Security
AS - Anonim Sirketi
BV - Besloten Vennootschap
LLC - Limited Liability Company
LP - Limited Partnership
LTD - Limited Company
NV - Naamloze Vennootschap
PJSC - Public Joint-Stock Company
PLC - Public Limited Company
SA - Société Anonyme
S.p.A - Societa per azioni
TAS - Turkish Accounting Standards

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of October 31, 2020 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 14,216,285	$ -	$ -	$ 14,216,285
Corporate Bonds	-	6,407,187	-	6,407,187
Master Limited Partnerships	5,165,765	-	-	5,165,765
Non U.S. Government & Agencies	-	6,570,923	-	6,570,923
Total	$ 19,382,050	$ 12,978,110	$ -	$ 32,360,160

The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for Industry classification.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$ 40,387,476	$ 1,202,353	$ (9,229,669)	$ (8,027,316)